Financial Instrument Risk Management - Risk Sensitivities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of credit risk exposure [line items]
Impact of re-balancing equity hedges, 10% change in equity markets	0.02
Impact of re-balancing equity hedges, 10% change in equity markets	0.05
Increments of rounding	$ 25
Impact of re-balancing interest rate hedges, 50bps change in interest rates	0.0010
25% decrease | Equity price risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	$ (550)	$ (400)
10% decrease | Equity price risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(225)	(175)
10% decrease | Real estate sensitivities | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(450)	(475)
10% increase | Equity price risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	225	175
10% increase | Real estate sensitivities | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	450	475
25% increase | Equity price risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	575	425
50 basis point decrease | Interest rate risk | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(50)	(25)
50 basis point decrease | Interest rate risk | FVOCI
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	200	200
50 basis point decrease | Credit risk | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	75	50
50 basis point decrease | Credit risk | FVOCI
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	200	200
50 basis point increase | Interest rate risk | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	25	50
50 basis point increase | Interest rate risk | FVOCI
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(200)	(200)
50 basis point increase | Credit risk | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(50)	(50)
50 basis point increase | Credit risk | FVOCI
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(200)	(175)
20 basis point decrease | Swap spread sensitivities | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(25)	(25)
20 basis point increase | Swap spread sensitivities | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	$ 25	$ 25